Provisions	6 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions
Note 15. Provisions

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Current liabilities
Non-refundable sales tax and other provisions	17,816	13,375
Non-Refundable Sales Tax
The Canada Revenue Agency ("CRA") is currently auditing the input tax credits ("ITCs") claimed by two of the Group’s Canadian subsidiaries. As part of this audit, the CRA has issued proposal letters, where they have indicated that the ITCs claimed by these subsidiaries are refundable. However, it also asserts that 5% Goods and Services Tax ("GST") should be applied to services exported to the Australian parent under an intercompany services agreement. If GST were to apply to these exported services, the Australian parent may not be eligible to recover the tax, accordingly the Group has recognised a provision to account for this potential tax liability. Typically, the export of services from Canada are subject to a 0% GST rate. A formal notice of objection to the CRA’s position was submitted in November 2022, followed by an additional response in July 2024. As at 31 December 2024, the Group has not received further correspondence from the CRA regarding the objection.